Schedule of measured warrants (Details) - Liability Warrants [Member] - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 49,894	$ 4,868,703
Change in fair value	(27,130)	(2,941,546)
Foreign exchange	(1,570)	(75,846)
Ending Balance	$ 21,194	$ 1,851,311